Equity (Details) - USD ($)			1 Months Ended	12 Months Ended
	Jun. 17, 2022	May 15, 2020	Mar. 17, 2020	Mar. 31, 2023	Mar. 31, 2022	Nov. 09, 2022
Equity (Details) [Line Items]
Gross proceeds (in Dollars)	$ 1,860,000
Public offering shares	391,421
Price per share (in Dollars per share)	$ 4.75
Principal amount of unsecured senior (in Dollars)						$ 3,333,333.33
Issuance of shares						20,911,474
Description of common shares				Mr. Dharmesh Pandya, the then sole shareholder of the Company, has subscribed to these shares and held 33,854,062 common shares of the Company. Mr. Pandya has later transferred unconditionally an aggregate of 7,932,855 common shares to various persons (including 2,621,371 shares to Lytus Trust, resulting in his current holding of 28,483,678 common shares of the Company (i.e. 26,221,207 held in his individual capacity and 2,262,471 shares held by Lytus Trust).
Authorized share capital		230,000,000			50,000
Par value per share (in Dollars per share)		$ 0.01	$ 0.1		$ 0.1
Initial Public Offering [member]
Equity (Details) [Line Items]
Gross proceeds (in Dollars)	$ 12,400,000
Public offering shares	2,609,474
Price per share (in Dollars per share)	$ 4.75
Common Share Conversion [Member]
Equity (Details) [Line Items]
Number of common shares						19,157,088
Warrant Conversion [Member]
Equity (Details) [Line Items]
Number of common shares						1,754,386
Top of range [member]
Equity (Details) [Line Items]
Authorized share capital			50,000
Bottom of range [member]
Equity (Details) [Line Items]
Authorized share capital			30,000